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HELLER EHRMAN LLP





                                                  Molly.Gardner@hellerehrman.com
                                                          Direct +1.212.847.8757
       Via EDGAR                                            Main +1.212.832.8300
                                                             Fax +1.212.763.7600



                                                                  March 22, 2006





Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549


Re:      Enzon Pharmaceuticals, Inc. Preliminary Proxy

     On behalf of Enzon Pharmaceuticals, Inc., a Delaware corporation (the "Company"), I enclose for filing with the Securities and Exchange Commission (the "Commission") pursuant to Rule 14a-6(b) under the Securities Exchange Act of 1934 (the "Exchange Act") a preliminary copy of (1) the Company's Proxy Statement relating to its 2006 Annual Meeting, (2) a Notice of Annual Meeting and (3) the Proxy Card. No fee is required in connection with this filing.

     Pursuant to Rule 14a-6(d) under the Exchange Act, we hereby advise you that the Company anticipates releasing definitive copies of the proxy materials to its stockholders on or about April 18, 2006.

     If we can respond to any comments or questions, please do not hesitate to contact the undersigned at (212) 832-8300.

                                  Very truly yours,


                                  /s/ MOLLY E. GARDNER

                                  Molly E. Gardner

Enclosure


Heller Ehrman LLP   Times Square Tower   7 Times Square
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March 22, 2006